Management of financial risk - Financial guarantee fee receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management of financial risk
Financial guarantee fee receivables, Gross carrying amount	¥ 174
Financial guarantee fee receivables, Loss allowance	¥ 74	¥ 7,335	¥ 20,782